Trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Trade and other receivables [Abstract]
Trade receivables	$ 242,158	$ 213,345
Tax receivables	49,519	37,134
Prepayments	25,496	12,717
Other accounts receivable	3,632	23,287
Total	$ 320,805	$ 286,483